Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Total revenues	$ 180,460	$ 160,953	$ 142,519
Total cost of revenues	104,053	90,986	87,029
Gross profit	76,407	69,967	55,490
Research and development expenses	12,995	15,185	13,933
Selling and marketing expenses	18,455	18,428	16,193
General and administrative expenses	18,724	15,702	14,381
Other expense		601	919
Operating income	26,233	20,051	10,064
Financial income	1,921	2,118	588
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	(1,171)	(94)	55
Revaluation of long-term liabilities	(2,652)	(8,081)	(980)
Financial expense	(864)	(660)	(1,298)
Income before tax on income	23,467	13,334	8,429
Taxes on income	(3,269)	1,128	(145)
Net Income (Loss)	20,198	14,462	8,284
Other Comprehensive Income:
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met, net of tax
Gain (loss) on cash flow hedges	1,069	(30)	(186)
Net amounts transferred to the statement of profit or loss for cash flow hedges	(943)	(59)	414
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan, net of tax	21	89	(73)
Total comprehensive income	$ 20,345	$ 14,462	$ 8,439
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ 0.35	$ 0.25	$ 0.17
Diluted net earnings per share (in Dollars per share)	$ 0.35	$ 0.25	$ 0.15
Proprietary Products
Statements [Line Items]
Total revenues	$ 156,206	$ 141,447	$ 115,458
Total cost of revenues	83,928	73,708	63,342
Distribution
Statements [Line Items]
Total revenues	24,254	19,506	27,061
Total cost of revenues	$ 20,125	$ 17,278	$ 23,687